Taxation - Net deferred tax balance (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Net deferred tax asset	$ 7,222	$ 6,711	$ 7,266
Net deferred tax liabilities	(5,348)	(6,392)	(9,142)
Deferred tax assets	4,718	3,263	4,330
Deferred tax liabilities	(2,844)	(2,944)	(6,206)
Net deferred tax balance	1,874	319	(1,876)	$ 520
Alexion Pharmaceuticals, Inc.
Taxation
Net deferred tax balance			(4,174)
Intangibles, Property, plant & equipment
Taxation
Net deferred tax asset	1,883	1,499	1,476
Net deferred tax liabilities	(4,374)	(5,430)	(6,956)
Net deferred tax balance	(2,491)	(3,931)	(5,480)	(2,627)
Pension and post-retirement benefits
Taxation
Net deferred tax asset	313	276	574
Net deferred tax liabilities	(30)	(45)	(21)
Net deferred tax balance	283	231	553	656
Elimination of unrealised profit on inventory
Taxation
Net deferred tax asset	2,386	2,048	1,910
Net deferred tax liabilities		(24)	(49)
Net deferred tax balance	2,386	2,024	1,861	1,807
Untaxed reserves
Taxation
Net deferred tax liabilities	(660)	(716)	(862)
Net deferred tax balance	(660)	(716)	(862)	(801)
Losses and tax credits carried forward
Taxation
Net deferred tax asset	1,141	1,274	1,571
Net deferred tax liabilities	(35)	(16)	(53)
Net deferred tax balance	1,106	1,258	1,518	714
Accrued expenses
Taxation
Net deferred tax asset	1,011	1,005	1,117
Net deferred tax liabilities	(122)	(125)	(1,032)
Net deferred tax balance	889	880	85	660
Other
Taxation
Net deferred tax asset	488	609	618
Net deferred tax liabilities	(127)	(36)	(169)
Net deferred tax balance	$ 361	$ 573	$ 449	$ 111